Eagle Large Cap Core Fund
Eagle Mutual Funds SUMMARY OF LARGE CAP CORE FUND | 8.15.2011
Investment objective
The Eagle Large Cap Core Fund ("Large Cap Core Fund" or the "fund"), formerly known as the Core Equity Fund, seeks long-term growth through capital appreciation.
Fees and expenses
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Fund.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees -	Eagle Large Cap Core Fund Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a % of amount redeemed, if applicable)	none

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses -		Eagle Large Cap Core Fund Class R-6
Management Fees		0.60%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.58%
Shareholder Service Fees		none
Remainder of Other Expenses		0.58%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[2]	1.19%
Fee Waivers and Expense Reimbursements		(0.33%)
Net Expenses		0.86%
[1]	Acquired fund fees and expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds.
[2]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its management fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses exceed 0.85% of the R-6 class' average daily net assets through August 15, 2012. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's management fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Year 1	Year 3	Year 5	Year 10
Eagle Large Cap Core Fund Class R-6	88	345	623	1,414

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal investment strategies
During normal market conditions, the Large Cap Core Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large U.S. companies (i.e., typically having a market capitalization over $3 billion at the time of investment). The fund will invest in securities that the portfolio managers believe are undervalued relative to their earnings growth prospects and have the potential for growth over the intermediate- and long-term. The fund also may invest in preferred stocks and convertible securities that the portfolio managers believe may permit the fund to achieve its investment objective.

In general, the fund's portfolio managers seek to select securities that, at the time of purchase, typically have at least one of the following characteristics: (1) projected earnings growth rate at or above the S&P 500 Index, (2) above-average earnings quality and stability, or (3) a price-to-earnings ratio comparable to the S&P 500 Index. Although the fund is diversified, it normally will hold a focused portfolio of stocks of fewer companies than many other diversified funds. The fund will sell securities when they no longer meet the portfolio management team's investment criteria.

Principal risks
The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;
Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;
Stock market risk is the risk of broad stock market decline or decline in particular holdings; and
Value stock risk arises from the possibility that a stock's true value may not be fully realized by the market.

Performance

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Returns for Class R-6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class R-6 shares do not have the same expenses as Class A shares.

 Year to date total return (Class A shares) as of June 30, 2011 was 5.00% (not annualized).

During performance period: (Class A Shares)	Return	Quarter ended
Best Quarter	20.74%	June 30, 2009
Worst Quarter	(24.28)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Eagle Large Cap Core Fund	Inception Date	1-yr	5-yr	Lifetime
Class A	May 02, 2005	5.54%	(0.15%)	0.29%
Class A Return After Taxes on Distributions	May 02, 2005	5.51%	(0.58%)	(0.09%)
Class A Return After Taxes on Distributions and Sale of Fund Shares	May 02, 2005	3.64%	(0.29%)	0.10%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	3.55%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.